Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net Income / (Loss)	$ 5,426,409	$ (31,641,742)	$ (36,798,419)	$ (12,268,216)
Adjustments to Reconcile Net Income/(Loss) to Net Cash Used in Operating Activities:
Depreciation and Amortization Expense	984,329	1,106,265	1,430,240	1,512,661
Amortization of operating lease right-of-use assets	365,088	366,760	492,806	377,169
Loss / (Gain) on disposal of property and equipment	37,154	(1,984)	43,290	38,383
Non-cash Warrant Issued				303,000
Gain on Investment	(3,421,222)
Change in Fair Value of Convertible Notes	(8,324,198)	20,230,983	22,764,854	(2,117,636)
Change in Fair Value of Warrant Liabilities	(1,734,308)	345,709	240,159	(148,364)
Change in Fair Value of Contingency Liabilities	(457,127)
Non-cash Interest Expense	312,571	320,503	435,373	917,645
Non-cash Share-based Compensation		18,594	18,594	86,659
Changes in Operating Assets and Liabilities:
Accounts Receivable	421,444	(7,432)	(227,218)	(270,243)
Inventory	286,343	595,055	885,547	685,011
Other Current Assets	(36,518)	116,349	61,230	875,198
Other Long Term Assets		76,270	76,270
Accounts Payable	473,729	1,388,931	1,078,467	1,359,727
Other Current Liabilities	(134,204)	1,539,612	1,691,432	(42,613)
Operating Lease Liabilities	(427,373)	(521,633)	(672,371)	(604,987)
Net Cash Used in Operating Activities	(6,227,883)	(6,067,760)	(8,479,746)	(9,296,606)
Cash Flow from Investing Activities
Purchase of Property and Equipment	(32,125)	(208,053)	(26,512)	(639,383)
Proceeds from Sale of Assets		34,350	2,400	25,000
Proceeds from Purchase of Thinking Tree Spirits	5,090
Net Cash Used in Investing Activities	(27,035)	(173,703)	(24,112)	(614,383)
Cash Flow from Financing Activities
Proceeds from Notes Payable (including factoring agreements)	694,914	250,000	250,000	250,000
Proceeds from Whiskey Notes	3,655,870		2,975,000
Proceeds from Convertible Notes		6,165,000	5,590,000	10,740,000
Debt Issuance Cost				(6,250)
Repayment of Notes Payable	(139,255)	(144,305)	(183,062)	(892,622)
Repayment of Finance Lease Obligations				(52,703)
Proceeds from Warrant exercised				49,980
Common Stock Shares Repurchased	(3,690)	(10,530)	(11,340)	(12,960)
Proceeds from Preferred Stock and warrant issuance	2,025,000
Deferred Transaction Costs associated with S-1 Filing	(22,954)	(213,005)	(262,896)
Deferred Transaction Costs associated with Business Combination				(146,700)
Net Cash Provided by Financing Activities	6,209,885	6,047,160	8,357,702	9,928,745
Net (Decrease) in Cash	(45,033)	(194,303)	(146,156)	17,756
Cash - Beginning of Period	76,878	223,034	223,034	205,278
Cash - End of Period	31,845	28,731	76,878	223,034
Cash Paid during the Period for:
Interest Expense	1,584,729	1,572,060	2,091,366	1,693,726
Income Tax	9,150		7,000	8,101
Cash paid for amounts included in the measurement of lease liabilities		405,176
Supplemental Schedule of Non-cash Investing and Financing Activities:
Preferred Stock and warrants issued in exchange for barrels and inventory	1,265,600
Preferred Stock and warrants issued in exchange for factoring agreement notes payable including Interest and fees	719,919
Unpaid property and equipment additions	43,081	184,110	194,366	3,175
Deferred Transaction Costs associated with S-1 Filing in Accounts Payable and Other Current Liabilities	290,204	902,772	1,020,004	562,117
Leased assets obtained in exchange for new operating lease liabilities	$ 152,821	$ 290,060	$ 290,060	$ 4,218,649